Acquisitions - Summary of deferred consideration and other payables balance (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information of Deferred Consideration Contingent Consideration and Other Payables [Line Items]
Interest payable - short term		$ 1,464
Liability-classified equity awards	$ 22	339
Total Deferred consideration, contingent consideration and other payables	19,115	59,940
Med Mar Inc [Member]
Disclosure of Detailed Information of Deferred Consideration Contingent Consideration and Other Payables [Line Items]
MedMar contingent consideration liability for tax payments		2,000
Contingent consideration		1,927
Hope Heal Health Inc [Member]
Disclosure of Detailed Information of Deferred Consideration Contingent Consideration and Other Payables [Line Items]
Contingent consideration	$ 19,093
HHH deferred consideration		27,237
Valley Ag deferred consideration		18,750
Valley Ag operating cash flows consideration		7,423
Valley Ag make-whole liability		$ 800